Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Segment Information	Segment Information
The Company's reportable segments are comprised of operating units that have revenues, earnings or losses, or assets exceeding 10% of the respective consolidated totals, and are consistent with the Company’s management reporting structure. Each segment is reviewed by the executive decision-making group to make decisions about allocating the Company's resources and to assess their performance. The tables below summarize the Company's segment information (dollars in thousands):

	Three Months Ended March 31,
	Hycroft Mine	Corporate and Other	Total
2021
Revenue - Note 14	$19,036	$—	$19,036
Cost of sales	29,402	—	29,402
Other operating costs	595	3,794	4,389
Loss from operations	(10,961)	(3,794)	(14,755)
Interest expense - Note 9	—	(4,449)	(4,449)
Fair value adjustment to warrants - Note 19	—	9,493	9,493
Interest income	23	—	23
Income (loss) before income taxes	(10,938)	1,250	(9,688)
Income taxes - Note 16	—	—	—
Net income (loss)	$(10,938)	$1,250	$(9,688)

2020
Revenue - Note 14	$11,146	$—	$11,146
Cost of sales	23,890	—	23,890
Other operating costs	93	2,006	2,099
Loss from operations	(12,837)	(2,006)	(14,843)
Interest expense - Note 9	(85)	(19,802)	(19,887)
Fair value adjustment to warrants - Note 19	—	—	—
Interest income	112	—	112
Loss before income taxes	(12,810)	(21,808)	(34,618)
Income taxes - Note 16	—	—	—
Net loss	$(12,810)	$(21,808)	$(34,618)
Segment Information
The Company's reportable segments are comprised of operating units that have revenues, earnings or losses, or assets exceeding 10% of the respective consolidated totals, and are consistent with the Company’s management reporting structure. Each segment is reviewed by the executive decision-making group to make decisions about allocating the Company's resources and to assess their performance. The tables below summarize the Company's segment information:

	Year Ended December 31,
	Hycroft Mine	Corporate and Other	Total
		(as restated)	(as restated)
2020
Revenue - Note 14	$47,044	$—	$47,044
Cost of sales	109,621	—	109,621
Other operating costs	5,705	21,084	26,789
Loss from operations	(68,282)	(21,084)	(89,366)
Interest expense - Note 10	(141)	(43,317)	(43,458)
Fair value adjustment to Warrants - Note 19	—	(3,767)	(3,767)
Interest income	199	—	199
Loss before reorganization items and income taxes	(68,224)	(68,168)	(136,392)
Reorganization items	—	—	—
Loss before income taxes	$(68,224)	$(68,168)	$(136,392)

Total Assets	$177,298	$55,328	$232,626

2019
Revenue - Note 14	$13,709	$—	$13,709
Cost of sales	30,669	—	30,669
Other operating costs	10,909	6,072	16,981
Loss from operations	(27,869)	(6,072)	(33,941)
Interest expense - Note 10	(786)	(64,060)	(64,846)
Fair value adjustment to Warrants - Note 19	—	—	—
Interest income	797	—	797
Loss before reorganization items and income taxes	(27,858)	(70,132)	(97,990)
Reorganization items	—	(905)	(905)
Loss before income taxes	$(27,858)	$(71,037)	$(98,895)

Total Assets	$119,789	$14,848	$134,637